Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Congress Intermediate Bond ETF
Shareholder Report [Line Items]
Fund Name	Congress Intermediate Bond ETF
Class Name	Congress Intermediate Bond ETF
Trading Symbol	CAFX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Intermediate Bond ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.congressasset.com/intermediate-bond-etf.html. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://etfs.congressasset.com/intermediate-bond-etf.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Congress Intermediate Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Intermediate Bond ETF (CAFX) underperformed the Bloomberg U.S. Intermediate Government/Credit Total Return Index during the period 10/31/24 to 10/31/25 with a return of +5.88% compared with +6.15% for the index. During this period, U.S. bond markets incurred positive performance as interest rates with maturities from overnight to 10 years declined. The US Treasury 2-year rate was down 0.60% and the US Treasury 10-year rate was down 0.21%. The movement lower in short and intermediate rates was primarily due to slowing inflation. This led the Federal Reserve to cut the fed funds overnight lending rate by 1.00% during the 12-month period. The primary contributors to relative performance for the fund were an overallocation to the industrial sector and underallocation to US Treasuries. The primary detractors to relative performance were an underallocation to the Banks/ Financials sector as well as security selection within this sector.

Top Contributors
↑	MBGGR 5.00% 04/01/30
↑	VZ 3.15% 03/22/30
↑	BPLN 2.721% 01/13/32

Top Detractors
↓	CMCSA 5.168% 01/15/37
↓	VZ 5.401% 07/02/37
↓	JPM 5571% 4/22/28

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/09/2024)
Congress Intermediate Bond ETF NAV	5.88	3.84
S&P U.S. Aggregate Bond Index	6.11	3.31
Bloomberg Intermediate Government/Credit Index	6.15	4.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfs.congressasset.com/intermediate-bond-etf.html for more recent performance information.
Net Assets	$ 359,368,956
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 938,206
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$359,368,956
Number of Holdings	49
Net Advisory Fee	$938,206
Portfolio Turnover	50%
Average Credit Quality	AA3/A1
Effective Duration	3.77 years
30-Day SEC Yield	3.69%
30-Day SEC Yield Unsubsidized	3.69%
Weighted Average Maturity	4.81 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
United States Treasury Note/Bond	4.2%
United States Treasury Note/Bond	4.1%
United States Treasury Note/Bond	4.1%
United States Treasury Note/Bond	3.9%
United States Treasury Note/Bond	3.8%
United States Treasury Note/Bond	3.7%
United States Treasury Note/Bond	3.5%
United States Treasury Note/Bond	3.4%
United States Treasury Note/Bond	3.2%
United States Treasury Note/Bond	2.9%

Industry	(% of net assets)
Public Finance Activities	45.2%
Banks	5.8%
Auto Manufacturers	5.6%
Oil & Gas	4.8%
Telecommunications	4.3%
Mining	4.0%
Diversified Telecommunication Services	3.6%
Electric	3.1%
Asset Backed Security	2.2%
Cash & Other	21.4%
Sector Breakdown* (% of Net Assets)
[1]
Material Fund Change [Text Block]	HOW HAS THE FUND CHANGED? Christopher Lagan was added as a Portfolio Manager of the Fund.
Updated Prospectus Web Address	https://etfs.congressasset.com/intermediate-bond-etf.html
Congress Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Congress Large Cap Growth ETF
Class Name	Congress Large Cap Growth ETF
Trading Symbol	CAML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Large Cap Growth ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.congressasset.com/large-cap-growth-etf.html. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://etfs.congressasset.com/large-cap-growth-etf.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Congress Large Cap Growth ETF	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Asset Large Cap Growth ETF underperformed the Russell 1000 growth index by 1002 bps during the trailing 1 year period ended October 31, 2025 with a return of 19.88% vs. 30.52% for the index. During this period  U.S. equities advanced at a robust pace as stock prices reflected two enduring attributes: the strength of US employees and the flexibility of our economic foundation. The top contributors during the year were security selection in industrials, financials and real estate. The primary detractors to performance were security selection in information technology, consumer discretionary, and communication services.

Top Contributors
↑	NVIDIA Corp
↑	Howmet Aerospace Inc
↑	Broadcom Inc

Top Detractors
↓	THE TRADE DESK INC -CLASS A
↓	CHIPOTLE MEXICAN GRILL INC
↓	ELI LILLY & CO

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2023)
Congress Large Cap Growth ETF NAV	19.88	23.49
S&P 500 TR	21.45	23.96
Russell 1000 Growth Total Return	30.52	31.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfs.congressasset.com/large-cap-growth-etf.html for more recent performance information.
Net Assets	$ 342,862,996
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,883,321
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$342,862,996
Number of Holdings	40
Net Advisory Fee	$1,883,321
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
NVIDIA Corp.	6.6%
Apple, Inc.	5.3%
Arista Networks, Inc.	4.2%
Microsoft Corp.	4.1%
Broadcom, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Meta Platforms, Inc. - Class A	3.1%
Goldman Sachs Group, Inc.	3.1%
Eaton Corp. PLC	2.9%
Amazon.com, Inc.	2.9%

Industry	(% of net assets)
Software	13.5%
Semiconductors & Semiconductor Equipment	10.7%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.8%
Specialty Retail	6.5%
Communications Equipment	5.6%
Health Care Equipment & Supplies	4.9%
Capital Markets	4.8%
Entertainment	4.3%
Cash & Other	34.8%
Sector Breakdown* (% of Net Assets)
[2]
Updated Prospectus Web Address	https://etfs.congressasset.com/large-cap-growth-etf.html
Congress SMid Growth ETF
Shareholder Report [Line Items]
Fund Name	Congress SMid Growth ETF
Class Name	Congress SMid Growth ETF
Trading Symbol	CSMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress SMid Growth ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.congressasset.com/smid-growth-etf.html. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://etfs.congressasset.com/smid-growth-etf.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Congress SMid Growth ETF	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
On a one-year period ending October 31, 2025, the Congress SMid Growth ETF returned 14.09% vs. the Russell 2500 Growth benchmark of 15.75%. The market experienced some volatility throughout the year primarily related to tariffs and the impact on the companies’ financial performance. In addition, the Federal Reserve cut interest rate by 25 basis points spurred a rally that favored lower quality, not profitable, speculative companies. The primary detractor during the period was security selection within Information Technology, primarily holding  SPS Commerce (-50%) and Clearwater Analytics (-41%). On the other hand, stock selection within Industrial and Consumer Discretionary were positive contributors to the performance. The top individual active contributor was Comfort Systems which returned over 147% in the period.

Top Contributors
↑	Comfort Systems USA Inc
↑	Sterling Infrastructure Inc
↑	Cyberark Software LTD

Top Detractors
↓	SPS Commerce Inc
↓	Clearwater Analytics HDS-A
↓	Cactus Inc - A

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2023)
Congress SMid Growth ETF NAV	14.09	13.59
S&P 500 TR	21.45	23.96
Russell 2500 Growth Total Return	15.78	16.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfs.congressasset.com/smid-growth-etf.html for more recent performance information.
Net Assets	$ 387,088,322
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 1,975,637
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$387,088,322
Number of Holdings	44
Net Advisory Fee	$1,975,637
Portfolio Turnover	23%
30-Day SEC Yield	-0.19%
30-Day SEC Yield Unsubsidized	-0.19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Comfort Systems USA, Inc.	6.4%
Sterling Infrastructure, Inc.	5.6%
Curtiss-Wright Corp.	5.3%
CyberArk Software Ltd.	4.8%
nVent Electric PLC	3.7%
Rambus, Inc.	3.1%
elf Beauty, Inc.	3.1%
Valmont Industries, Inc.	3.0%
Medpace Holdings, Inc.	2.9%
PTC, Inc.	2.9%

Industry	(% of net assets)
Construction & Engineering	15.0%
Software	11.8%
Health Care Equipment & Supplies	9.9%
Specialty Retail	6.1%
Semiconductors & Semiconductor Equipment	5.9%
Aerospace & Defense	5.3%
Life Sciences Tools & Services	5.2%
Consumer Staples Distribution & Retail	4.0%
Electrical Equipment	3.7%
Cash & Other	33.1%
Sector Breakdown* (% of Net Assets)
[3]
Updated Prospectus Web Address	https://etfs.congressasset.com/smid-growth-etf.html

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.